Company Information - Research tax credit (Details) - EUR (€) € in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2020	Mar. 31, 2020	Dec. 31, 2020
Provision for CIR risk related to tax audit for the year ended December 31, 2018
Disclosure of other provisions [line items]
French Research Tax Credit (CIR), payments received		€ 4.2
Provision for CIR risk related to tax audit for the year ended December 31, 2019
Disclosure of other provisions [line items]
French Research Tax Credit (CIR), payments received	€ 4.3
Provision for CIR risk related to tax audit for the year ended December 31, 2018 and 2019
Disclosure of other provisions [line items]
French Research Tax Credit (CIR), payments received			€ 8.4